Rule 497(e)

Registration Nos. 333-273052 and 811-23887

Roundhill ETF Trust
(the “Trust”)

Roundhill N-100 0DTE Covered Call Strategy ETF

(the “Fund”)

July 12, 2024

Supplement To the Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Effective July 22, 2024, the Fund’s name will change to “Roundhill Innovation-100 0DTE Covered Call Strategy ETF.” The Fund’s shares will continue to trade on the Cboe BZX Exchange under the ticker symbol “QDTE.”

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE